Condensed Balance Sheets (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 31,719,187	$ 23,634,536
Other	14,009,388	9,863,743
Assets, Total	1,277,367,246	1,145,130,719	$ 1,093,768,000
Liabilities and Stockholders’ Equity:
Subordinated debentures	10,310,000	10,310,000
Advances from First Tennessee Bank	16,000,000	0
Other	4,033,197	4,122,540
Liabilities and Equity, Total	1,277,367,246	1,145,130,719
Parent Company [Member]
Assets:
Cash and cash equivalents	69,158	213,621
Investment in subsidiary bank	179,541,693	112,943,885
Investments in statutory trusts	310,000	310,000
Other	1,112,514	686,409
Assets, Total	181,033,365	114,153,915
Liabilities and Stockholders’ Equity:
Subordinated debentures	10,310,000	10,310,000
Advances from First Tennessee Bank	16,000,000	0
Other	196,658	407,825
Stockholders’ equity	154,526,707	103,436,090
Liabilities and Equity, Total	$ 181,033,365	$ 114,153,915